Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($) Members $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	Nov. 10, 2021 shares	Jun. 07, 2021 $ / shares
Convertible Preferred Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $			$ 10
Stock issued during period, value, conversion of convertible securities | $		$ 7,656
Conversion of convertible notes payable and accrued interest to common stock | $		$ 4,384
Preferred stock, shares authorized		10,000,000	0	10,000,000
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Number of shares issued upon conversion of convertible preferred stock					2,227,116
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Number of members elected to vote | Members		2
Proceeds from issuance initial public offering | $		$ 20,000
Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Series Seed Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $	$ 3,843
Stock issued during period, shares, new issues	2,787,854
Stock issued during period, shares, conversion of convertible securities	774,894
Number of shares issued upon conversion of convertible notes payable	5,338,727
Preferred stock, shares issued			8,908,600
Preferred stock, shares outstanding		2,419,099
Series Seed Convertible Preferred Stock [Member] | Convertible Notes Payable [Member]
Convertible Preferred Stock [Line Items]
Conversion of convertible notes payable and accrued interest to common stock | $	$ 4,124
Series Seed Convertible Preferred Stock [Member] | SAFE Notes [Member]
Convertible Preferred Stock [Line Items]
Stock issued during period, value, conversion of convertible securities | $	$ 870
Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized		0	10,113,621
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	8,908,600
Preferred stock, shares outstanding		0	8,908,600
Convertible Preferred Stock [Member] | Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Stock issued during period, shares, new issues			7,125
Preferred stock, shares authorized		10,113,621
Series Seed One Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized		4,000,000
Shares issued, price per share | $ / shares		$ 5.6136	$ 5.6136
Series Seed Two Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized		774,894
Shares issued, price per share | $ / shares		$ 4.4908	4.4908
Series Seed Three Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized		3,615,580
Shares issued, price per share | $ / shares		$ 2.3364	2.3364
Series Seed Four Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized		1,723,147
Shares issued, price per share | $ / shares		$ 4.6724	$ 4.6724